UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2011

Date of reporting period: 09/30/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCK - (61.09%)	Shares	Value

Banks - (4.73%)
Banco Bradesco S.A.	182,238	$3,714,010

Healthcare-Services - (16.33%)
Aetna, Inc.	104,108	3,290,854
Tenet Healthcare Corp	610,512	2,881,617
UnitedHealth Group, Inc.	98,894	3,472,168
WellPoint, Inc. *	56,337	3,190,928
		12,835,567
Iron & Steel - (4.10%)
Cia Siderurgica Nacional S.A.	182,418	3,223,326

Media - (4.44%)
Time Warner Cable, Inc.	64,702	3,493,261

Oil & Gas - (3.64%)
Petroleo Brasileiro S.A.	78,793	2,857,822

Pharmaceuticals - (3.92%)
Sanofi-Aventis S.A.	92,661	3,080,978

Telecommunications - (23.93%)
Millicom International Cellular S.A.	41,598	3,991,328
NII Holdings, Inc. *	102,682	4,220,230
Telecomunicacoes de Sao Paulo S.A.	131,990	3,224,516
Telefonica S.A.	61,013	4,524,114
Telefonos de Mexico SAB de CV (Telmex)	190,698	2,847,121
		18,807,309
TOTAL COMMON STOCK (Cost $40,948,319)		48,012,273

EXCHANGE-TRADED FUNDS - (19.33%)

Commodity Funds - (19.33%)
PowerShares DB Oil Fund *	81,219	2,054,841
United States Oil Fund LP *	377,147	13,139,801
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,430,918)		15,194,642

PREFERRED STOCKS - (11.39%)

Banks - (7.23%)
Bansco Santander S.A.	97,329	2,752,464
HSBC Holdings PLC	106,715	2,925,058
		5,677,522
Diversified Financial Services - (4.16%)
Credit Suisse/Guernsey	49,431	1,352,432
Deutsche Bank Contingent Capital Trust III	46,996	1,249,154
Vale Capital II	7,500	671,025
		3,272,611
TOTAL PREFERRED STOCKS (Cost $8,411,423)		8,950,133

SHORT-TERM INVESTMENTS - (3.83%)
Fidelity Institutional Money Market Fund Class I, 0.29% **	3,008,730	3,008,730
TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,730)		3,008,730

TOTAL INVESTMENTS (Cost $66,799,390) - 95.64%		$75,165,778

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.36%		3,426,042

NET ASSETS - 100%		$78,591,820

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedule of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCK - (26.31%)	Shares	Value

Agriculture - (3.55%)
Archer-Daniels-Midland Co.	45,334	$1,447,061

Chemicals - (3.38%)
Dow Chemical Co.	24,153	663,241
E.I. Du Pont de Nemours & Co.	16,091	717,980
		1,381,221
Food - (2.83%)
Dean Foods Co.	113,035	1,154,087

Iron & Steel - (3.20%)
AK Steel Holding Corp.	47,107	650,548
Cia Siderurgica Nacional S.A.	36,988	653,578
		1,304,126
Mining - (1.78%)
Southern Copper Corp.	20,722	727,757

Pharmaceuticals- (11.57%)
Bristol-Myers Squibb Co.	49,850	1,351,434
Eli Lilly & Co.	36,246	1,324,066
Merck & Co., Inc.	55,597	2,046,526
		4,722,026
TOTAL COMMON STOCK (Cost $9,913,039)		10,736,278

CORPORATE BONDS - (0.58%)	Principal	Value

Advertising - (0.07%)
Affinion Group, Inc., 11.50%, 10/15/2015	$25,000	$26,406

Banks - (0.05%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	20,400

Commercial Services - (0.03%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	10,750

Computers - (0.05%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,611

Diversified Financial Services- (0.24%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	100,000	99,375

Electronics - (0.06%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,094

Home Builders - (0.08%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	32,287

TOTAL CORPORATE BONDS (Cost $215,171)		234,923

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (7.95%)

Commodity Funds - (7.95%)
PowerShares DB Oil Fund *	16,756	$423,927
United States Oil Fund LP *	81,000	2,822,040
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,070,668)		3,245,967

PREFERRED STOCKS - (31.81%)

Auto Manufacturers - (0.34%)
Ford Motor Co. Capital Trust II, 6.50%, Series	2,927	140,233

Banks - (12.37%)
Banco Santander S.A.	2,872	81,220
Bank of America Corp., 8.6250%, Series*	49,750	1,305,937
HSBC Holdings PLC	57,202	1,395,729
HSBC Holdings PLC, 6.20%, Series A	3,062	83,929
Morgan Stanley, 4.00%, Floating Series A*	43,856	878,436
Fifth Third Capital Trust VII, 8.875%, 5/15/2068	49,541	1,303,424
		5,048,675
Diversified Financial Services - (0.65%)
Credit Suisse/Guernsey	3,078	84,214
Deutsche Bank Contingent Capital Trust III	3,259	86,624
Vale Capital II	1,052	94,123
		264,961
Insurance - (12.76%)
Aegon NV, 7.25% Series*	35,731	882,913
America International Group, 7.70%, 12/18/2062 Series*	63,063	1,506,575
ING Groep NV, 8.50%, Series	33,516	870,410
Prudential Financial, Inc., 9.00%, 6/15/2038 Series*	46,642	1,330,230
XL Capital Ltd., 10.75%, 08/15/2011*	19,649	618,551
		5,208,679
Oil & Gas - (2.61%)
Whiting Petroleum Corp. 6.25% Series	4,605	1,064,216

Pharmaceuticals - (3.08%)
Mylan, Inc., 6.50%, 11/15/2010 Series	1,125	1,257,750
TOTAL PREFERRED STOCKS (Cost $11,966,417)		12,984,514

UNIT INVESTMENT TRUSTS - (26.93%)
America First Defensive Growth Portfolio, Series 6 ***	405,629	4,463,339
America First Income Trends Portfolio, Series 5 ***	577,197	6,527,982
TOTAL UNIT INVESTMENT TRUSTS (Cost $9,905,847)		10,991,321

SHORT-TERM INVESTMENTS - (5.17%)
Fidelity Institutional Money Market Fund Class I, 0.29% ****	2,109,054	2,109,054
TOTAL SHORT-TERM INVESTMENTS (Cost $2,109,054)		2,109,054

TOTAL INVESTMENTS (Cost $37,180,195) - 98.75%		$40,302,057

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.25%		509,025

NET ASSETS - 100%		$40,811,082

*	Non-income producing security.
**
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

***	Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2010 amounted to $10,991,321 representing 26.93% of net assets.
****	Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedule of investments.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCK - (1.50%)	Shares	Value

Pharmaceuticals- (1.50%)
Merck & Co., Inc.	11,586	$426,481
TOTAL COMMON STOCK (Cost $409,788)		426,481

PREFERRED STOCK - (72.93%)
Auto Manufacturer - (3.10%)
Ford Motor Co. Capital Trust II, 6.50%, Series	34,034	879,439

Banks - (15.37%)
Bank of America Corp., 7.25%, Series J	45,440	1,141,907
Fifth Third Capital Trust VI, 7.25%, Series	40,227	994,009
KeyCorp, 7.75%, Series A	10,551	1,131,595
Zion's Bancorp., 11.0%, Series E	40,151	1,085,282
		4,352,793
Diversified Financial Services - (15.49%)
Countrywide Capital IV, 6.75%, 04/01/2033 Series	44,741	1,077,811
Countrywide Capital V, 7.0%, Series	1,600	39,408
Deutsche Bank Capital Funding Trust X, 7.35%, Series	42,792	1,094,191
JP Morgan Chase Capital X, 7.0%, Series	40,481	1,027,408
Merrill Lunch Capital Trust I, 6.45%, Series K	45,584	1,094,928
Vale Capital II	600	53,682
		4,387,428
Insurance - (20.25%)
Aegon NV, 7.25% Series	46,504	1,149,114
America International Group, 7.70%, 12/18/2062 Series	55,990	1,239,619
ING Groep NV, 8.50%, Series	43,110	1,119,567
ING Groep NV, 7.375%, Series	1,820	44,189
MetLife, Inc., 6.50%, Series B	44,668	1,101,066
Prudential Financial, Inc., 9.00%, 6/15/2038 Series	37,916	1,081,364
		5,734,919
Oil & Gas - (7.62%)
Chesapeake Energy Corp., 4.50%, Series	12,087	1,039,482
Whiting Petroleum Corp., 6.25%, Series	4,845	1,119,679
		2,159,161
Pharmaceuticals - (3.70%)
Mylan, Inc., 6.50%, 11/15/2010 Series	938	1,048,684

Real Estate Investment Trusts - (7.40%)
Duke Realty Corp., 8.375%, Series O	37,974	994,919
Kimco Realty Corp., 7.75%, Series G	40,948	1,049,088
Strategic Hotels & Resorts, In 8.25%, Series B	1,000	22,730
Strategic Hotels & Resorts, In 8.25%, Series C	1,300	29,302
		2,096,039
TOTAL PREFERRED STOCK (Cost $19,839,492)		20,658,463

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - (12.22%)
Federal Farm Credit Bank - (1.28%)
FFCB 24-11, 4.70%, 04/15/2024	230,000	234,121
FFCB 27-12, 5.375%, 07/18/2011	120,000	129,139
		363,260
Federal Home Loan Bank - (1.57%)
FHLB 5.60%, 06/28/2011	200,000	$207,587
FHLB 3.875%, 01/25/2017	50,000	50,515
FHLB 4.25%, 05/04/2020	100,000	103,903
FHLB 20-11 4.25%, 05/26/2020, Series 1	80,000	81,873
		443,878
Federal Home Loan Mortgage Corporation - (2.20%)
FHLMC 20-11 6.00%, 06/07/2027	50,000	51,670
FHLMC 20-11 4.50%, 02/10/2020	230,000	233,247
FHLMC 20-11 4.50%, 02/25/2020	135,000	137,127
FHLMC 4.35%, 02/15/2024	150,000	153,933
FHLMC 6.00%, 06/15/2027	45,000	46,538
		622,515
Federal National Mortgage Association - (1.93%)
FNMA 5.625%, 11/15/2021	320,000	336,052
FNMA 6.00%, 04/18/2036	50,000	57,396
FNMA 4.90%, 02/08/2023	100,000	101,301
FNMA 17-12 2.25%, 03/02/2017	50,000	51,052
		545,801
Sovereign Agency - (0.29%)
Tennessee Valley Authority	80,000	82,429

U.S. Treasury Notes - (4.95%)
U.S. Treasury Notes, 9.125%, 05/15/2018	135,000	203,597
U.S. Treasury Notes, 8.75%, 08/15/2020	50,000	77,266
U.S. Treasury Notes, 6.25%, 05/15/2030	150,000	212,273
U.S. Treasury Notes, 4.50%, 08/15/2039	105,000	120,225
U.S. Treasury Notes, 4.25%, 11/15/2013	185,000	205,581
U.S. Treasury Notes, 4.75%, 08/15/2017	175,000	207,771
U.S. Treasury Notes, 1.50%, 12/31/2013	65,000	66,620
U.S. Treasury Notes, 3.00%, 02/28/2017	40,000	43,091
U.S. Treasury Notes, 2.75%, 11/30/2016	75,000	79,687
U.S. Treasury Notes, 3.625%, 02/15/2020	70,000	76,776
U.S. Treasury Notes, 3.375%, 11/15/2019	40,000	43,019
U.S. Treasury Notes, 2.50%, 06/30/2017	65,000	67,722
		1,403,628
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,425,283)		3,461,511

SHORT-TERM INVESTMENTS - (11.60%)	Shares
Fidelity Institutional Money Market Fund Class I	3,285,888	3,285,888
TOTAL SHORT-TERM INVESTMENTS (Cost $3,285,888)		3,285,888

TOTAL INVESTMENTS (Cost $26,960,451) - 98.25%		$27,832,343

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.75%		494,547

NET ASSETS - 100%		$28,326,890

* Non-income producing security.

The accompanying notes are an integral part of these schedule of investments.

AMERICA FIRST FUNDS
America First Funds
NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2010:

America First Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$48,012,273	$48,012,273	$-	$-
Exchange-Traded Funds	15,194,642	15,194,642	-	-
Preferred Stock (2)	8,950,133	8,950,133	-	-
Short-Term Investments	3,008,730	-	3,008,730	-
Total	$75,165,778	$72,157,048	$3,008,730	$-

AMERICA FIRST FUNDS
America First Funds
NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

America First Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$10,736,278	$10,736,278	$-	$-
Corporate Bonds (2)	234,923	-	234,923	-
Exchange-Traded Funds	3,245,967	3,245,967	-	-
Preferred Stock (2)	12,984,514	12,984,514	-	-
Unit Investment Trusts	10,991,321	-	10,991,321	-
Short-Term Investments	2,109,054	-	2,109,054	-
Total	$40,302,057	$26,966,759	$13,335,298	$-

America First Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$426,481	$426,481	$-	$-
Preferred Stock (2)	20,658,463	20,658,463	-	-
U.S. Government and Agency Obligations	3,461,511	-	3,461,511	-
Short-Term Investments	3,285,888	-	3,285,888	-
Total	$27,832,343	$21,084,944	$6,747,399	$-

(1)
As of and during the period ended September 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stocks and preferred stocks held in the Funds are Level 1 securities.  All corporate bonds held in the Funds are Level 2 securities.  For a detailed break-out of common stocks, preferred stocks and corporate bonds by investment type, please refer to the Schedules of Investments.

(2)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at September 30, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
America First Absolute Return Fund	$67,139,283	$8,046,072	$(19,577)	$8,026,495
America First Quantitative Strategies Fund	37,185,369	3,245,639	(128,951)	3,116,688
America First Income Trends Fund	26,960,683	950,677	(79,017)	871,660

AMERICA FIRST FUNDS
America First Funds
NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

(3)	TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the America First Quantitative Strategies Fund as of September 30, 2010 amounted to $10,991,321, representing 26.93% of net assets.  Transactions in the America First Quantitative Strategies Fund during the three month period ended September 30, 2010 in which the issuer was an "affiliated person" are as follows:

Cost	$1,235,702	$4,151,035	$1,822,657
Gross Additions
Shares	-	-	-
Cost	$-	$-	$-
Gross Deductions
Shares	(122,820)	-	(180,000)
Cost	$(1,235,702)	$-	$(1,822,657)
September 30, 2010
Shares	-	405,629	-
Cost	$-	$4,151,035	$-
Market Value	$-	$4,463,339	$-
Realized gain (loss)	$93,974	$-	$105,504
Investment income	$3,844	$10,222	$13,878

	America First Income Trends Portfolio Series 5	Totals
June 30, 2010
Shares	577,197	1,285,646
Cost	$5,991,405	13,200,799
Gross Additions
Shares	-	-
Cost	$-	-
Gross Deductions
Shares	-	(302,820)
Cost	$(236,593)	(3,294,952)
September 30, 2010
Shares	577,197	982,826
Cost	$5,754,812	$9,905,847
Market Value	$6,527,982	$10,991,321
Realized gain (loss)	$-	$199,478
Investment income	$119,942	$147,886

(4)	UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (90.05%)	Shares	Value

Advertising - (5.91%)
China MediaExpress Holdings, Inc. *	301,263	$3,072,883

Airlines - (4.18%)
Pinnacle Airlines Corp. *	399,652	2,170,110

Auto Parts & Equipment - (2.88%)
Visteon Corp. *	2,273,335	1,498,128

Biotechnology - (0.40%)
PDL BioPharma, Inc.	40,000	210,400

Commercial Services - (1.42%)
Providence Service Corp. *	45,000	737,550

Entertainment - (7.05%)
EDCI Holdings, Inc.	185,471	628,747
Reading International, Inc. *	670,000	3,035,100
		3,663,847

Healthcare - Services - (7.33%)
Almost Family, Inc. *	40,000	1,185,200
Amedisys, Inc. *	15,000	357,000
American Dental Partners, Inc. *	96,852	1,168,035
RadNet, Inc. *	458,584	1,100,602
		3,810,837
Holding Companies - Diversified - (0.76%)
KHD Humboldt Wedag International AG	48,501	396,728

Housewares - (3.29%)
Libbey, Inc. *	130,000	1,712,100

Internet - (5.83%)
Cinedigm Digital Cinema Corp. - Class A *	521,625	693,761
CryptoLogic Ltd.	228,897	311,300
Gravity Co., Ltd. - ADR *	1,348,961	2,023,442
		3,028,503

Media - (0.22%)
LodgeNet Interactive Corp. *	40,000	112,000

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (90.05%) (continued)	Shares	Value

Miscellaneous Manufacturing - (2.00%)
Deswell Industries, Inc.	355,249	$1,040,880

Oil & Gas - (4.14%)
Cano Petroleum, Inc. *	1,824,837	739,059
Harvest Natural Resources, Inc. *	135,687	1,413,858
		2,152,917
Real Estate Investment Trusts - (0.34%)
MPG Office Trust, Inc. *	71,177	177,943

Retail - (0.15%)
Syms Corp. *	10,000	76,700

Semiconductors - (7.91%)
GSI Group, Inc. *	1,503,812	3,774,568
GT Solar International, Inc. *	40,000	334,800
		4,109,368

Software - (8.89%)
Ebix, Inc. *	170,000	3,986,500
Noah Education Holdings Ltd. - ADR *	58,321	156,300
Versant Corp. *	41,138	475,555
		4,618,355
Telecommunications - (14.13%)
DragonWave, Inc. *	250,000	1,770,000
IDT Corp. - Class B *	280,000	4,981,200
InterDigital, Inc. *	20,000	592,200
		7,343,400

Textiles - (5.02%)
Hallwood Group, Inc. *	75,745	2,608,658

Transportation - (8.20%)
Global Ship Lease, Inc. - Class A *	1,627,586	4,264,275

TOTAL COMMON STOCK (Cost $48,665,888)		46,805,582

PREFERRED STOCK - (4.31%)

Real Estate Investment Trusts - (1.64%)
MPG Office Trust, Inc. *	80,000	851,200

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

PREFERRED STOCK - (4.31%) (continued)		Shares	Value

Savings & Loans - (2.67%)
Washington Mutual, Inc. Series K **		1,289,192	$1,231,178
Washington Mutual, Inc. Series R **		5,100	156,825
			1,388,003

TOTAL PREFERRED STOCK (Cost $3,180,697)			2,239,203

WARRANTS - (2.56%)	Expiration Date
	Exercise Price
Apparel - (2.36%)
Exceed Co. Ltd. *	11/08/2011 - $5.25	509,489	1,227,868

Mining - (0.20%)
Kinross Gold Corp. *	09/07/2011 - CAD $22.48	77,600	101,811
TOTAL WARRANTS (Cost $2,029,387)			1,329,679

SHORT-TERM INVESTMENTS - (3.00%)
Fidelity Institutional Money Market Fund Class I, 0.29% ***		1,562,554	1,562,554
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,562,554)			1,562,554

TOTAL INVESTMENTS (Cost $55,438,526) - (99.92%)			$51,937,018

OTHER ASSETS LESS LIABILITIES, NET - (0.08%)			40,240

NET ASSETS - 100.00%			$51,977,258

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.
ADR American Depositary Receipt.
CAD Canadian Dollars.

As of September 30, 2010, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	8.20%
Canada	3.41%
China	0.30%
Germany	0.76%
Hong Kong	7.92%
Ireland	0.60%
South Korea	3.89%
United States	71.84%
Total Equity Holdings	96.92%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2010.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$-

TOTAL COMMON STOCK (Cost $633,544)		-

CONVERTIBLE CORPORATE BONDS - (14.42%)	Principal

Commercial Services - (2.63%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$2,446,000	2,091,330

Electrical Components & Equipment - (4.50%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	5,139,000	3,571,605

Energy-Alternate Sources - (4.19%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,525,000	3,331,125

Healthcare - Products & Services - (3.10%)
Affymetrix, Inc., 3.50%, 01/15/2038	2,628,000	2,463,750

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,293,268)		11,457,810

CORPORATE BONDS - (74.72%)	Principal
Banks - (8.06%)
GMAC, 8.00%, 11/01/2031	$3,170,000	3,336,257
CIT Group, Inc., 7.00%, 05/01/2017	3,133,071	3,066,493
		6,402,750
Business Development Companies - (2.56%)
American Capital Ltd., 8.96%, 12/31/2013	1,989,000	2,033,593

Diversified Financial Services - (9.41%)
Capmark Financial Group, Inc. 5.875%, 05/10/2012 **	6,503,000	2,215,436
Icahn Enterprises, 8.00%, 01/15/2018	2,234,000	2,245,170
International Lease Finance Corp., 5.625%, 09/20/2013	3,067,000	3,009,494
		7,470,100
Electronics - (2.82%)
Stoneridge, Inc., 11.50%, 05/01/2012	2,235,000	2,243,381

Entertainment - (4.38%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	3,564,000	3,474,900

Home Builders - (7.07%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2015	3,530,000	3,534,412
Standard Pacific Corp., 10.75%, 09/15/2016	1,906,000	2,077,540
		5,611,952
Lodging - (8.62%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	3,015,000	3,301,425
MGM Mirage, 6.625%, 07/15/2015	241,000	201,837
MGM Mirage, 7.625%, 01/15/2017	3,971,000	3,345,568
		6,848,830

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

CORPORATE BONDS - (74.72%) (continued)	Principal	Value

Miscellaneous Manufacturing - (3.39%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$2,687,000	$2,693,718

Oil & Gas - (8.18%)
Callon Petroleum Co., 13.00%, 09/15/2015	2,141,250	2,149,280
Clayton Williams Energy, Inc., 7.75%, 08/01/2012	2,026,000	2,026,000
McMoRan Exploration Co., 11.875%, 11/15/2014	2,111,000	2,322,100
		6,497,380
Oil & Gas Services - (7.21%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	2,199,000	2,220,990
Global Industries Ltd., 2.75%, 08/01/2027	4,979,000	3,503,971
		5,724,961
Telecommunications - (13.02%)
Cricket Communications, Inc., 9.375%, 11/01/2014	3,198,000	3,309,930
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,754,000	3,528,760
Sprint Capital Corp., 8.75%, 03/15/2032	3,336,000	3,502,800
		10,341,490
TOTAL CORPORATE BONDS (Cost $56,118,865)		59,343,055

SHORT-TERM INVESTMENTS - (10.10%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.29% ***	8,019,212	8,019,212
TOTAL SHORT-TERM INVESTMENTS - (Cost $8,019,212)		8,019,212

TOTAL INVESTMENTS (Cost $75,044,889) - 99.24%		$78,820,077

OTHER ASSETS LESS LIABILITIES, NET - 0.76%		599,810

NET ASSETS - 100.00%		$79,419,887

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (42.37%)	Shares	Value

Apparel - (0.65%)
Under Armour, Inc. - Class A * (a)	4,010	$180,610

Banks - (1.21%)
Banco Santander SA - ADR	12,918	163,542
Goldman Sachs Group, Inc.	1,200	173,496
		337,038
Beverages - (0.82%)
Cia Cervecerias Unidas S.A. - ADR	4,100	228,165

Investment Companies - (6.44%)
American Capital Ltd.	37,864	219,990
Apollo Investment Corp.	38,863	397,568
Ares Capital Corp.	38,037	595,279
Kohlberg Capital Corp.	35,983	240,726
Prospect Capital Corp.	35,000	339,850
		1,793,413
Commercial Services - (0.84%)
H&R Block, Inc.	18,000	233,100

Computers - (4.87%)
Apple, Inc. * (a)	2,700	766,125
Hewlett-Packard Co. (a)	14,000	588,980
		1,355,105
Diversified Financial Services - (5.66%)
AllianceBernstein Holding LP	13,000	343,330
Blackstone Group LP	35,232	447,094
Calamos Asset Management, Inc.	19,000	218,500
Federal Investors, Inc.	9,000	204,840
Fortress Investment Group LLC - Class A *	37,140	133,333
NYSE Euronext	8,000	228,560
		1,575,657

Internet - (2.65%)
Google, Inc. - Class A * (a)	1,400	736,106

Lodging - (0.00%)
Trump Entertainment Resorts, Inc.	121	-

Miscellaneous Manufacturing - (0.58%)
General Electric Co.	9,982	162,207

Oil & Gas - (5.01%)
BP Plc - ADR	4,986	205,274
BreitBurn Energy Partners LP	16,518	301,784
ConocoPhillips	4,100	235,463
ENI SpA - ADR	5,600	241,808
Exxon Mobil Corp.	2,400	148,296
Seadrill Ltd.	9,000	260,910
		1,393,535

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (42.37%) (continued)	Shares	Value

Pharmaceuticals - (1.99%)
Eli Lilly & Co.	6,500	$237,445
Merck & Co., Inc.	4,120	151,657
Pfizer, Inc.	9,580	164,489
		553,591
Real Estate Investment Trust - (6.05%)
Annaly Capital Management, Inc.	13,100	230,560
BioMed Realty Trust, Inc.	12,380	221,850
Chimera Investment Corp.	58,300	230,285
CommonWealth REIT	8,900	227,840
Government Properties Income Trust	9,000	240,300
Hospitality Properties Trust	13,806	308,288
Medical Properties Trust, Inc.	22,270	225,818
		1,684,941
Semiconductors - (1.87%)
Cirrus Logic, Inc. (a)	15,000	267,600
Marvell Technology Group Ltd. (a)	14,500	253,895
		521,495
Software - (0.91%)
Oracle Corp. (a)	9,400	252,390

Telecommunications - (1.66%)
Cellcom Israel Ltd.	8,100	245,997
Telefonica SA - ADR	3,000	222,450
		468,447

Transportation - (0.56%)
Seaspan Corp.	12,620	155,731

Trucking & Leasing - (0.58%)
Aircastle Ltd. - PFIC	19,000	161,120

TOTAL COMMON STOCK (Cost $11,953,880)		11,792,651

CONVERTIBLE CORPORATE BONDS - (6.67%)	Principal

Commercial Services - (1.10%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$358,000	306,090

Electrical Component & Equipment - (2.59%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	1,038,000	721,410

Energy-Alternate Sources - (2.15%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	632,000	597,240

Healthcare - Products & Services - (0.83%)
Affymetrix, Inc., 3.50%, 01/15/2038	246,000	230,625

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,658,382)		1,855,365

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

CORPORATE BONDS - (38.91%)	Principal	Value

Banks - (3.64%)
CIT Group, Inc., 7.00%, 05/01/2017	$485,061	$474,753
GMAC, Inc., 8.00%, 11/01/2031	511,000	537,800
		1,012,553
Business Develpment Companies - (1.61%)
American Capital, Ltd., 8.96%, 12/31/2013	439,000	448,842

Diversified Financial Services - (4.40%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012 **	588,000	200,319
Icahn Enterprises, 8.00%, 01/15/2018	691,000	694,455
International Lease Finance Corp., 5.625%, 09/20/2013	335,000	328,719
		1,223,493
Entertainment - (3.49%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	997,000	972,075

Home Builders - (4.42%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2015	754,000	754,943
Standard Pacific Corp., 10.75%, 09/15/2016	435,000	474,150
		1,229,093
Lodging - (5.59%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	601,000	658,095
MGM Mirage, 6.625%, 07/15/2015	173,000	144,888
MGM Mirage, 7.625%, 01/15/2017	895,000	754,038
		1,557,021
Miscellaneous Manufacturing - (1.08%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	300,000	300,750

Oil & Gas - (2.98%)
Callon Petroleum Co., 13.00%, 09/15/2016	779,000	781,921
Clayton Williams Energy, Inc., 7.75%, 08/01/2011	309,000	309,000
McMoRan Exploration Co., 11.875%, 11/15/2014	16,000	17,600
		1,108,521

CORPORATE BONDS - (38.91%) (continued)	Principal	Value

Oil & Gas Services - (3.08%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	$349,000	$352,490
Global Industries Ltd., 2.75%, 08/01/2027	717,000	504,589
		857,079
Telecommunications - (7.62%)
Cricket Communications, Inc., 9.375%, 11/01/2014	636,000	658,260
Level 3 Financing, Inc., 9.25%, 11/01/2014	787,000	739,780
Sprint Capital Corp., 8.75%, 03/15/2032	688,000	722,400
		2,120,440
TOTAL CORPORATE BONDS (Cost $10,459,776)		10,829,867

SHORT-TERM INVESTMENTS - (7.98%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.29% ***	2,220,674	2,220,674
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,220,674)		2,220,674

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

TOTAL INVESTMENTS (Cost $26,292,712) - 95.93%	$26,698,557

CALL OPTIONS WRITTEN (Proceeds $125,281) - (0.59%)	(163,183)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.66%	1,296,727

NET ASSETS - 100.00%	$27,832,101

CALL OPTIONS WRITTEN (-0.59%)	Expiration Date - Exercise Price	Contracts (b)	Value

Apple, Inc.	10/16/2010 - $250	14	$(48,860)
Apple, Inc.	10/16/2010 - $270	13	(21,060)
Cirrus Logic, Inc.	12/18/2010 - $17.50	150	(33,000)
Google, Inc.	12/18/2010 - $500	5	(21,200)
Google, Inc.	12/18/2010 - $530	5	(12,600)
Hewlett-Packard Co.	11/20/2010 - $45	60	(4,020)
Hewlett-Packard Co.	11/20/2010 - $47	80	(2,480)
Marvell Technology	11/20/2010 - $19	145	(5,945)
Oracle Corp.	12/18/2010 - $28	94	(8,178)
Under Armour, Inc.	10/16/2010 - $45	40	(5,840)
TOTAL CALL OPTIONS (Proceeds $125,281)			$(163,183)

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of September 30, 2010, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Bermuda	1.85%
Britain	0.74%
Cayman Islands	2.14%
Chile	0.82%
Hong Kong	0.56%
Israel	0.88%
Italy	0.87%
Spain	1.39%
United States	78.70%
Total Debt and Equity Holdings	87.95%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2010.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (93.75%)	Shares	Value

Aerospace & Defense - (7.53%)
General Dynamics Corp.	1,760	$110,546
L-3 Communications Holdings, Inc.	1,430	103,346
United Technologies Corp.	1,820	129,639
		343,531
Apparel - (2.88%)
VF Corp.	1,620	131,252

Beverages - (3.37%)
PepsiCo, Inc.	2,315	153,809

Chemicals - (3.23%)
Praxair, Inc.	1,630	147,124

Computers - (4.00%)
International Business Machines Corp.	1,360	182,430

Cosmetics & Personal Care - (5.47%)
Colgate - Palmolive Co.	1,610	123,745
Procter & Gamble Co.	2,100	125,937
		249,682
Distribution & Wholesale - (2.73%)
Owens & Minor, Inc.	4,380	124,655

Diversified Financial Services - (2.65%)
T. Rowe Price Group, Inc.	2,410	120,657

Electric - (6.22%)
Dominion Resources, Inc.	3,320	144,951
NextEra Energy, Inc.	2,550	138,695
		283,646
Food - (6.11%)
McCormick & Co., Inc.	3,510	147,560
Sysco Corp.	4,600	131,192
		278,752
Healthcare - Products - (8.68%)
Becton Dickinson & Co.	1,700	125,970
Johnson & Johnson	2,700	167,292
Medtronic, Inc.	3,050	102,419
		395,681
Household Products - (3.03%)
Kimberly - Clark Corp.	2,125	138,231

Insurance - (3.29%)
Aflac, Inc.	2,900	149,959

Media - (2.22%)
McGraw-Hill Cos., Inc.	3,060	101,164

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCK - (93.75%) (continued)	Shares	Value

Miscellaneous Manufacturing - (2.68%)
Illinois Tool Works, Inc.	2,600	$122,252

Oil & Gas - (3.22%)
Chevron Corp.	1,810	146,700

Pharmaceuticals - (7.40%)
Abbott Laboratories	3,600	188,064
Sanofi-Aventis SA - ADR	4,500	149,625
		337,689
Pipelines - (4.17%)
Kinder Morgan Management LLC *	3,160	190,390

Retail - (8.43%)
Buckle, Inc.	3,750	99,525
McDonald's Corp.	1,990	148,275
Wal-Mart Stores, Inc.	2,550	136,476
		384,276
Semiconductors - (3.96%)
Linear Technology Corp.	3,000	92,190
Xilinx, Inc.	3,330	88,611
		180,801
Software - (2.48%)
Microsoft Corp.	4,625	113,266
TOTAL COMMON STOCK (Cost $4,366,461)		4,275,947

SHORT-TERM INVESTMENTS - (6.61%)

Fidelity Institutional Money Market Fund Class I, 0.29% **	301,588	$301,588
TOTAL SHORT-TERM INVESTMENTS - (Cost $301,588)		301,588

TOTAL INVESTMENTS (Cost $4,668,049) - 100.36%		$4,577,535

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.36%)		(16,603)

NET ASSETS - 100.00%		$4,560,932

*	Non-income producing security.
**	Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2010:

Assets	Catalyst Value	Catalyst/SMH High Income	Catalyst/SMH Total Return	Catalyst/Groesbeck Growth of Income
Security Classification(a)	Fund	Fund	Fund	Fund
Level 1
Common Stock	$46,805,582	$-	$11,792,651	$4,275,947
Preferred Stock	2,239,203	-	-	-
Warrants	1,329,679	-	-	-
Total Level 1	$50,374,464	$-	$5,244,993	$4,275,947

Level 2
Convertible Corporate Bonds	$-	$11,457,810	$1,855,365	$-
Corporate Bonds	-	59,343,055	10,829,867	-
Short-Term Investments	1,562,554	8,019,212	2,220,674	301,588
Total Level 2	$1,562,554	$78,820,077	$9,703,375	$301,588

Level 3(b)
Total Level 3	$-	$-	$-	$-

Total Assets	$51,937,018	$78,820,077	$14,948,368	$4,577,535

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.
(b) As of and during the three month period ended September 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION (continued)

Liabilities	Catalyst Value	Catalyst/SMH High Income	Catalyst/SMH Total Return	Catalyst/Groesbeck Growth of Income
Security Classification(c)	Fund	Fund	Income Fund	Fund
Level 1
Call Options Written	$-	$-	$(163,183)	$-

Total Liabilities Level 1	$-	$-	$(163,183)	$-

(c) As of and during the three month period ended September 30, 2010, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the three month period ended September 30, 2010, the Fund had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the three month period ended September 30, 2010, no securities were fair valued.

(2)	ACCOUNTING FOR OPTIONS

b)        Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.  The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the three month period ended September 30, 2010 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income
Catalyst/SMH Total Return Income Fund	Call options written	Net change in unrealized depreciation on options written	$(52,466)
Catalyst/SMH Total Return Income Fund	Call options written	Net realized gain on options written	23,059
	Totals		$(29,407)

(3)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2010 (Unaudited)

(4)	OPTIONS WRITTEN

A summary of option contracts written by the Catalyst/SMH Total Return Income Fund during the three month period ended September 30, 2010 were as follows:

	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of year	67	$60,604
Options written	552	88,227
Options covered	(4)	(4,479)
Options exercised	-	-
Options expired	(9)	(19,071)

Options outstanding at end of year	606	$125,281

* One option contract is equivalent to one hundred shares of common stock.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2010 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Catalyst Value Fund	$55,775,360	$7,889,293	$(11,727,635)	$(3,838,342)
Catalyst/SMH High Income Fund	75,044,889	5,297,022	(1,521,834)	3,775,188
Catalyst/SMH Total Return Income Fund	26,167,431	1,483,325	(1,115,382)	367,943
Catalyst/Groesbeck Growth of Income Fund	4,668,544	139,848	(230,857)	(91,009)

The difference between book  basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.59%)

Commodity Funds - (5.73%)
GreenHaven Continuous Commodity Index Fund *	51,086	$1,438,582
PowerShares DB Commodity Index Tracking Fund *	60,209	1,451,639
		2,890,221
Currency Funds - (11.66%)
PowerShares DB G10 Currency Harvest Fund *	123,899	2,879,413
WisdomTree Dreyfus Emerging Currency Fund	130,970	3,001,832
		5,881,245
Debt Funds - (48.59%)
iShares Barclays 3-7 Year Treasury Bond Fund	32,686	3,864,793
iShares Barclays Aggregate Bond Fund	35,576	3,865,332
iShares Barclays Intermediate Credit Bond Fund	35,720	3,870,976
iShares Barclays TIPS Bond Fund	20,415	2,225,848
iShares S&P / Citigroup International Treasury Bond Fund	21,647	2,300,427
SPDR Barclays Capital International Treasury Bond ETF	38,217	2,291,491
SPDR Barclays Capital TIPS ETF	41,337	2,231,371
Vanguard Total Bond Market ETF	46,740	3,863,528
		24,513,766
Equity Funds - (22.90%)
iShares Diversified Alternative Trust *	56,362	2,851,207
iShares Russell 3000 Index Fund	21,459	1,447,410
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	29,435	1,108,522
PowerShares FTSE RAFI Emerging Markets Portfolio	15,009	359,316
PowerShares FTSE RAFI US 1000 Portfolio	21,443	1,079,226
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,806	377,461
PowerShares S&P 500 BuyWrite Portfolio	67,839	1,436,830
SPDR S&P 500 ETF Trust	9,441	1,077,407
WisdomTree DEFA Fund	23,975	1,083,670
WisdomTree Emerging Markets Equity Income Fund	6,468	360,138
WisdomTree SmallCap Earnings Fund	8,274	373,571
		11,554,758

Real Estate Funds - (5.71%)
iShares Cohen & Steers Realty Majors Index Fund	11,375	704,681
iShares Dow Jones US Real Estate Index Fund	13,309	703,780
SPDR Dow Jones International Real Estate ETF	19,041	732,888
WisdomTree International Real Estate Fund	25,794	741,836
		2,883,185
TOTAL EXCHANGE-TRADED FUNDS (Cost $44,142,170)		47,723,175

SHORT-TERM INVESTMENTS - (5.88%)
Fidelity Institutional Money Market Portfolio - 0.20% **	2,964,010	2,964,010
TOTAL SHORT-TERM INVESTMENTS (Cost $2,964,010)		2,964,010

Total Investments (Cost $47,106,180) - 100.47%		$50,687,185

Liabilities In Excess Of Other Assets, Net - (0.47)%		(236,133)

Net Assets - 100%		$50,451,052

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (98.21%)

Commodity Funds - (13.98%)
GreenHaven Continuous Commodity Index Fund *	48,109	$1,354,749
PowerShares DB Commodity Index Tracking Fund *	58,063	1,399,899
		2,754,648
Currency Funds - (13.96%)
PowerShares DB G10 Currency Harvest Fund *	118,339	2,750,198

Equity Funds - (56.21%)
iShares Diversified Alternatives Trust *	53,270	2,694,791
iShares Russell 3000 Index Fund	20,744	1,399,183
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	27,878	1,049,885
PowerShares FTSE RAFI Emerging Markets Portfolio	15,133	362,284
PowerShares FTSE RAFI US 1000 Portfolio	20,668	1,040,220
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,339	351,561
PowerShares S&P 500 BuyWrite Portfolio	64,367	1,363,293
SPDR S&P 500 ETF Trust	9,054	1,033,243
WisdomTree DEFA Fund	23,234	1,050,177
WisdomTree Emerging Markets Equity Income Fund	6,772	377,065
WisdomTree SmallCap Earnings Fund	7,825	353,299
		11,075,001
Real Estate Funds - (14.06%)
iShares Cohen & Steers Realty Majors Index Fund	10,551	653,634
iShares Dow Jones US Real Estate Index Fund	12,876	680,883
SPDR Dow Jones International Real Estate ETF	19,097	735,044
WisdomTree International Real Estate Fund	24,359	700,565
		2,770,126
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,417,836)		19,349,973

SHORT-TERM INVESTMENTS - (1.85%)
Fidelity Institutional Money Market Portfolio - 0.20% **	364,299	364,299
TOTAL SHORT-TERM INVESTMENTS - (Cost $364,299)		364,299

Total Investments (Cost $17,782,135) - 100.06%		$19,714,272

Liabilities in Excess of Other Assets, Net - (0.06)%		(11,285)

Net Assets - 100%		$19,702,987

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.03%)

Commodity Funds - (15.54%)
GreenHaven Continuous Commodity Index Fund *	12,417	349,663
PowerShares DB Commodity Index Tracking Fund *	14,819	357,286
		706,949
Currency Funds - (17.50%)
PowerShares DB G10 Currency Harvest Fund *	30,450	$707,658
WisdomTree Dreyfus Emerging Currency Fund	3,843	88,081
		795,739
Debt Funds - (14.46%)
iShares Barclays TIPS Bond Fund	1,496	163,109
iShares S&P/Citigroup International Treasury Bond Fund	1,566	166,419
SPDR Barclays Capital International Treasury Bond ETF	2,742	164,410
SPDR Barclays Capital TIPS ETF	3,036	163,883
		657,821
Equity Fund- (30.92%)
iShares Diversified Alternatives Trust *	13,852	700,737
iShares Russell 3000 Index Fund	5,236	353,168
PowerShares S&P 500 BuyWrite Portfolio	16,643	352,499
		1,406,404
Real Estate Fund- (15.61%)
iShares Cohen & Steers Realty Majors Index Fund	2,860	177,177
iShares Dow Jones US Real Estate Index Fund	3,346	176,936
SPDR Dow Jones International Real Estate ETF	4,616	177,670
WisdomTree International Real Estate Fund	6,202	178,370
		710,153
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,094,555)		4,277,066

SHORT-TERM INVESTMENTS - (11.79%)
Fidelity Institutional Money Market Portfolio - 0.20% **	536,330	536,330
TOTAL SHORT-TERM INVESTMENTS - (Cost $536,330)		536,330

Total Investments (Cost $4,630,885) - 105.82%		$4,813,396

Liabilities in Excess of Other Assets, Net - (5.82%)		(264,592)

Net Assets - 100%		$4,548,804

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2010:

Security Classification (1)	Compass EMP Multi-Asset Balanced Fund	Compass EMP Multi-Asset Growth Fund	Compass EMP Alternative Strategies Fund
Level 1 – Exchange-Traded Funds (2)	$47,723,175	$19,349,973	$4,277,066
Level 2 – Short-Term Investments	2,964,010	364,299	536,330
Level 3	-	-	-
Totals	$50,687,185	$19,714,272	$4,813,396

(1)
As of and during the three month period ended September 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

During the three month period ended September 30, 2010, no securities were fair valued.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(2)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2010 for each Fund were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Compass EMP Multi-Asset Balanced Fund	$47,175,587	$3,522,365	$(10,767)	$3,511,598
Compass EMP Multi-Asset Growth Fund	17,782,135	1,939,043	(6,906)	1,932,137
Compass EMP Multi-Asset Alternative Strategies Fund	4,635,232	188,831	(10,667)	178,164

The differences between book basis and tax-basis unrealized appreciation at September 30, 2010 for the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Alternative Strategies Fund are attributable primarily to the tax deferral of losses on wash sales.

(3)	UNDERLYING FUND RISK

Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Investment Companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

CATALYST FUNDS
DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 77.39%

Debt Funds - 29.13%
iShares Barclays Aggregate Bond Fund	12,070	$1,311,405
SPDR Barclays Capital 1-3 Month T-Bill ETF	61,727	2,830,183
		4,141,588

Equity Funds - 48.26%
iShares MSCI Emerging Markets Index Fund	2,416	108,164
iShares Russell 1000 Growth Index Fund	3,894	200,035
iShares Russell 1000 Value Index Fund	23,944	1,412,457
iShares Russell 2000 Growth Index Fund	10,999	822,065
iShares Russell 2000 Value Index Fund	38,403	2,377,146
Vanguard European ETF	2,208	107,574
Vanguard Pacific ETF	34,066	1,834,454
		6,861,895

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,659,814)		11,003,483

SHORT-TERM INVESTMENTS - (22.36%)
Fidelity Institutional Money Market Portfolio - 0.29% *	3,179,785	3,179,785
TOTAL SHORT-TERM INVESTMENTS (Cost $3,179,785)		3,179,785

Total Investments (Cost $13,839,599) - 99.75%		$14,183,268

Other Assets in Excess of Liabilities, Net - 0.25%		34,916

Net Assets - 100%		$14,218,184

* Rate shown represents the rate at Septmeber 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$11,003,483	$-	$11,003,483
Short-Term Investments	-	3,179,785	3,179,785
Total	$11,003,483	$3,179,785	$14,183,268

(a) As of and during the three month period ended September 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2010, no securities were fair valued.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(2)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 13,975,510	$ 291,379	$ (83,621)	$ 207,758

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCKS - (96.09%)	Shares	Value

Auto Parts & Equipment - (5.44%)
ArvinMeritor, Inc. *	5,300	$82,362
BorgWarner, Inc. *	1,700	89,454
Dana Holding Corp. *	12,300	151,536
WABCO Holdings, Inc. *	2,300	96,462
		419,814

Banks - (3.59%)
Popular, Inc. *	42,500	123,250
Zions Bancorporation	7,200	153,792
		277,042

Biotechnology - (4.98%)
Momenta Pharmaceuticals, Inc. *	17,800	267,890
NPS Pharmaceuticals, Inc. *	9,900	67,716
Peregrine Pharmaceuticals, Inc. *	33,356	48,366
		383,972

Chemicals - (3.85%)
Albemarle Corp.	2,400	112,344
Innophos Holdings, Inc.	2,700	89,370
Lubrizol Corp.	900	95,373
		297,087

Commercial Services - (1.80%)
Parexel International Corp. *	6,000	138,780

Computers - (4.98%)
SanDisk Corp. *	6,300	230,895
Xyratex Ltd. *	10,300	152,852
		383,747

Distribution / Wholesale - (1.62%)
Genuine Parts Co.	2,800	124,852

Electric - (0.85%)
Westar Energy, Inc.	2,700	65,421

Electrical Components & Equipment - (0.96%)
Littelfuse, Inc. *	1,700	74,290

Electronics - (2.18%)
Arrow Electronics, Inc. *	6,300	168,399

Energy-Alternative Sources - (4.73%)
First Solar, Inc. *	800	117,880
JA Solar Holdings Co., Ltd. - ADR *	16,100	150,213
Trina Solar Ltd. - ADR *	3,200	96,576
		364,669

Engineering & Construction - (2.06%)
Chicago Bridge & Iron Co. NV *	6,500	158,925

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCKS - (96.09%) (continued)	Shares	Value

Environmental Control - (0.87%)
Republic Services, Inc.	2,200	$67,078

Food - (1.63%)
Dole Food Co., Inc. *	13,700	125,355

Forest Products & Paper - (4.39%)
Buckeye Technologies, Inc. *	7,666	112,767
Domtar Corp.	3,500	226,030
		338,797

Healthcare-Products & Services - (10.65%)
Alere, Inc. *	5,000	154,650
Alphatec Holdings, Inc. *	111,000	236,430
Genoptix, Inc. *	9,100	129,220
Kinetic Concepts, Inc. *	5,000	182,900
Natus Medical, Inc. *	8,100	118,017
		821,217

Home Furnishings - (2.20%)
La-Z-Boy, Inc. *	20,100	169,644

Household Products - (1.48%)
Summer Infant, Inc. *	14,600	114,172

Internet - (1.25%)
Rackspace Hosting, Inc. *	3,700	96,126

Iron & Steel - (0.75%)
JFE Holdings, Inc.	1,900	57,841

Mining - (1.99%)
Vale SA - ADR	4,900	153,223

Oil & Gas - (3.22%)
Canadian Natural Resources Ltd.	3,100	107,260
Cimarex Energy Co.	1,000	66,180
Newfield Exploration Co. *	1,300	74,672
		248,112

Oil & Gas Services - (3.64%)
Complete Production Services, Inc. *	6,700	137,015
RPC, Inc.	6,800	143,888
		280,903

Pharmaceuticals - (3.77%)
Keryx Biopharmaceuticals, Inc. *	17,300	83,213
Mylan, Inc. *	5,800	109,098
Targacept, Inc. *	4,400	98,296
		290,607

Real Estate - (2.09%)
Brookfield Asset Management, Inc.	3,300	93,621
CB Richard Ellis Group, Inc. *	3,700	67,636
		161,257

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

COMMON STOCKS - (96.09%) (continued)		Shares	Value

Semiconductors - (12.42%)
Avago Technologies Ltd. *		5,500	$123,805
Cirrus Logic, Inc. *		8,200	146,288
Cree, Inc. *		2,900	157,441
GT Solar International, Inc. *		12,200	102,114
Micron Technology, Inc. *		29,700	214,137
Skyworks Solutions, Inc. *		3,200	66,176
Tessera Technologies, Inc. *		8,000	148,000
			957,961

Software - (2.47%)
Synchronoss Technologies, Inc. *		10,700	190,567

Telecommunications - (1.87%)
Iridium Communications, Inc. *		9,900	84,546
USA Mobility, Inc.		3,700	59,311
			143,857

Transportation - (3.48%)
Norfolk Southern Corp.		1,300	77,363
Quality Distribution, Inc. *		30,000	191,100
			268,463

Water - (0.88%)
American Water Works Co., Inc.		2,900	67,483

TOTAL COMMON STOCKS (Cost $6,843,511)			7,409,661

CALL OPTIONS - (0.08%)	Expiration Date - Exercise Price	Contracts (a)	Value

Semiconductors - (0.08%)
Micron Technology, Inc.	04/16/2011 - $7	50	6,250

TOTAL CALL OPTIONS (Cost $5,430)			6,250

SHORT-TERM INVESTMENT - (3.79%)
Fidelity Institutional Money Market Fund Class I, 0.29% **		292,181	292,181
TOTAL SHORT-TERM INVESTMENT - (Cost $292,181)			292,181

TOTAL INVESTMENTS (Cost $7,141,122) - 99.96%			$7,708,092

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.04%			2,874

NET ASSETS - 100.00%			$7,710,966

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt
(a) Each contract is equivalent to 100 shares.

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS
EVENTIDE GILEAD FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$7,409,661	$7,409,661	$–	$–
Call Options	6,250	6,250
Short-Term Investments	292,181	–	292,181	–
Totals	$7,708,092	$7,415,911	$292,181	–

(1)
As of and during the three month period ended September 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2010, no securities were fair valued.

CATALYST FUNDS
EVENTIDE GILEAD FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

(2)	ACCOUNTING FOR OPTIONS

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the three month period ended September 30, 2010 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Realized and unrealized gain (loss) on derivatives recognized in income
Call options purchased	Net unrealized appreciation on investments	$820
Call options purchased	Net realized gain on investments	758
Put options purchased	Net realized gain on investments	(37,573)
Totals		$(35,995)

(3)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)	SHORT SALES

The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

(5)	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 7,156,429	$ 680,261	$ (128,598)	$ 551,663

The difference between book basis and tax-basis unrealized appreciation at September 30, 2010 is attributable primarily to the tax deferral of losses on wash sales.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCK (97.63%)

BELGIUM - (7.35%)
Ackermans & van Haaren NV	7,100	$566,731
RHJ International *	62,200	513,023
		1,079,754

FRANCE - (9.14%)
Altamir Amboise - PFIC *	52,200	387,134
Eurazeo - PFIC	7,560	507,340
Wendel	6,750	447,322
		1,341,796

GERMANY - (3.28%)
Deutsche Beteiligungs AG	18,800	481,845

GREAT BRITAIN - (15.04%)
3i Group Plc. - PFIC	135,200	608,562
Electra Private Equity Plc. - PFIC *	25,475	547,525
Intermediate Capital Group Plc. - PFIC	120,625	566,647
SVG Capital Plc. - PFIC	182,000	484,669
		2,207,403

ISRAEL - (9.28%)
IDB Holding Corp Ltd.	15,225	455,308
Israel Corp. Ltd. *	950	907,868
		1,363,176

SWEDEN - (6.92%)
Investor AB - B Shares - PFIC	24,200	491,591
Ratos AB	15,165	523,854
		1,015,445

SWITZERLAND - (3.72%)
Partners Group Holding AG	3,295	545,925

UNITED STATES - (42.90%)
American Capital Ltd. *	74,000	429,940
Apollo Investment Corp.	36,475	373,139
Blackstone Group, LP	70,550	895,279
Evercore Partners, Inc.	12,250	350,473
Fifth Street Finance Corp.	38,000	423,320
Fortress Investment Group LLC *	150,200	539,218
Icahn Enterprises, LP	7,400	271,580

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCK (97.63%) (continued)

UNITED STATES - (42.90%) (continued)
KKR & Co., LP	64,650	$685,290
KKR Financial Holdings LLC	37,300	327,494
Macquarie Infrastructure Co LLC *	19,000	294,500
PennantPark Investment Corp.	35,350	375,063
Prospect Capital Corp.	28,900	280,619
Solar Capital Ltd.	16,150	346,418
SVB Financial Group *	16,710	707,167
		6,299,500

TOTAL COMMON STOCK (Cost $13,424,113)		14,334,844

SHORT TERM INVESTMENTS (1.11%)
Fidelity Institutional Money Market Fund Class I, 0.29% **	163,692	$163,692
TOTAL SHORT TERM INVESTMENTS (Cost $163,692)		163,692

TOTAL INVESTMENTS (Cost $13,587,805) - 98.74%		$14,498,536

OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 1.26%		184,579

NET ASSETS - 100%		$14,683,115

* Non-income producing security.
** Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.
PFIC Passive Foreign Investment Company.

The industry breakdown of the Fund's common stock as of September 30, 2010 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	4.82%
Closed-end Funds	3.73%
Commercial Services	2.00%
Diversified Financial Services	24.40%
Holding Companies - Diversified	8.76%
Investment Companies	43.86%
Venture Capital	10.06%
Total Common Stock	97.63%

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$14,334,844	$-	$14,334,844
Short-Term Investments	-	163,692	163,692
Total	$14,334,844	$163,692	$14,498,536

(a) As of and during the three month period ended September 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2010, no securities were fair valued.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

(2)	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at September 30, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 13,908,065	$ 1,012,963	$ (422,492)	$ 590,471

The difference between book basis and tax-basis net unrealized depreciation at September 30, 2010 is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2010 (unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc.	2,429	$-
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (15.82%)	Principal	Value

Commercial Services - (1.62%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$1,334,000	1,140,570

Electrical Components & Equipment - (5.53%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	5,588,000	3,883,660

Energy-Alternate Sources - (4.58%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,405,000	3,217,725

Healthcare - Products & Services - (4.09%)
Affymetrix, Inc., 3.50%, 01/15/2038	3,064,000	2,872,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,381,302)		11,114,455

CORPORATE BONDS - (74.32%)

Banks - (6.53%)
CIT Group, Inc., 7.00%, 05/01/2017	1,237,102	1,210,814
GMAC, Inc., 8.00%, 11/01/2031	3,211,000	3,379,407
		4,590,221
Business Development Companies - (2.96%)
American Capital Ltd.	2,034,000	2,079,602

Diversified Financial Services - (9.71%)
Capmark Financial Group, Inc., 5.875%, 5/10/2012 **	10,486,000	3,572,360
Icahn Enterprises LP, 8.00%, 01/15/2018	40,000	40,200
International Lease Finance Corp., 5.625%, 09/20/2013	3,272,000	3,210,650
		6,823,210
Electronics - (0.44%)
Stoneridge, Inc., 11.50%, 05/01/2012	307,000	308,151

Entertainment - (4.42%)
American Casino & Entertainment Properties LLC	3,183,000	3,103,425

Home Builders - (7.43%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,142,000	3,145,927
Standard Pacific Corp., 6.25%, 04/01/2014	96,000	92,520
Standard Pacific Corp., 10.75%, 09/15/2016	1,820,000	1,983,800
		5,222,247
Lodging - (9.48%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,493,050
MGM Mirage, 7.625%, 01/15/2017	2,891,000	2,435,668
MGM Mirage, 6.625%, 07/15/2015	875,000	732,813
		6,661,531

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2010 (unaudited)

CORPORATE BONDS - (74.32%) (continued)	Principal	Value

Miscellaneous Manufacturing - (3.50%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$2,455,000	$2,461,137
Propex, Inc., 10.00%, 12/01/2012 **	1,657,000	166
		2,461,303
Oil & Gas - (8.56%)
Callon Petroleum Co., 13.00%, 09/15/2016	912,000	915,420
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	3,015,000	3,015,000
McMoRan Exploration Co., 11.875%, 11/15/2014	1,899,000	2,088,900
		6,019,320
Oil & Gas Services- (7.25%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2013	1,760,000	1,777,600
Global Industries Ltd., 2.75%, 08/01/2027	4,714,000	3,317,478
		5,095,078
Retail - (0.03%)
Pep Boys - Manny, Moe & Jack, 7.50%, 12/15/2014	19,000	19,000

Telecommunications - (14.01%)
Cricket Communications, Inc., 9.375%, 11/01/2014	3,013,000	3,118,455
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,394,000	3,190,360
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	3,536,400
		9,845,215
TOTAL CORPORATE BONDS (Cost $49,140,821)		52,228,303

SHORT-TERM INVESTMENTS - (12.69%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.29% ***	8,921,316	8,921,316
TOTAL SHORT-TERM INVESTMENTS - (Cost $8,921,316)		8,921,316

TOTAL INVESTMENTS (Cost $68,450,801) - 102.83%		$72,264,074

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.83%)		(1,990,295)

NET ASSETS - 100.00%		$70,273,779

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at September 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(1)	INVESTMENT VALUATION

The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$-	$-	$-
Convertible Corporate Bonds (c)	-	11,114,455	11,114,455
Corporate Bonds (c)	-	52,228,303	52,228,303
Short-Term Investments	-	8,921,316	8,921,316
Total	$-	$72,264,074	$72,264,074

(a) As of and during the three month period ended September 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b) All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.
(c) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2010, no securities were fair valued.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

(2)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 68,450,801	$ 3,857,421	$ (44,148)	$ 3,813,273

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 24, 2010

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 24, 2010